Investment in associate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	R$ 1,637,657	R$ 1,206,852
Non-current assets	5,561,882	5,240,554
Current liabilities	905,689	766,506
Non-current liabilities	(3,043,692)	(2,680,882)
Net revenue	2,329,057	1,719,371	R$ 1,201,191
Cost of services	859,552	652,300	434,654
General and administrative expenses	(798,153)	(622,615)	(402,855)
Finance results	(102,042)	(64,566)	(62,290)
Income before income taxesz	428,433	273,462	335,054
Income taxes expenses	35,677	31,179	27,067
Net income for the period	392,756	242,283	307,987
Dividends receivable (included in Other assets)	(6,754)	(11,770)
Associates [member]
IfrsStatementLineItems [Line Items]
Current assets	32,651	33,976
Non-current assets	122,378	109,805
Current liabilities	(22,840)	(35,049)
Non-current liabilities	(96,442)	(91,086)
Equity	35,747	17,646
Company’s share in equity – 30%	10,724	5,294
Goodwill	43,183	43,183
Carrying amount of the investment	53,907	48,477
Net revenue	138,584	127,618	113,965
Cost of services	(57,421)	(57,935)	(55,926)
General and administrative expenses	34,991	24,025	27,341
Finance results	(4,103)	(4,585)	(4,882)
Income before income taxesz	42,069	41,073	25,816
Income taxes expenses	(1,456)	(1,748)	(252)
Net income for the period	40,613	39,325	25,564
Company’s share of income for the period	12,184	11,797	7,698
Opening balance	48,477	51,410	45,634
Dividends received	(6,754)	(11,770)
Dividends receivable (included in Other assets)		(2,960)	(1,922)
Share of income	12,184	11,797	7,698
Closing balance	R$ 53,907	R$ 48,477	R$ 51,410